Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Warrants [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 58,154	$ 6,961	$ 660	$ (58,792)	$ 6,983
Net loss and comprehensive loss for the period				(12,027)	(12,027)
Issuance of shares in public offering	10,000				10,000
Share issuance costs	(1,197)				(1,197)
Issuance of broker warrants			208		208
Exercise of warrants	1,891		(194)		1,697
Employee share options:
Value of services recognized		571			571
Exercise of options	1,265	(1,157)			108
Balance at Dec. 31, 2017	70,113	6,375	674	(70,819)	6,343
Net loss and comprehensive loss for the period				(21,935)	(21,935)
Issuance of shares in public offering	14,375				14,375
Share issuance costs	(1,480)				(1,480)
Redemption of DSUs, net of applicable taxes	220				220
Issuance of broker warrants			332		332
Exercise of warrants	5,480		(591)		4,889
Employee share options:
Value of services recognized		1,182			1,182
Exercise of options	1,444	(1,053)			391
Balance at Dec. 31, 2018	$ 90,152	$ 6,504	$ 415	$ (92,754)	$ 4,317